SCHEDULE OF CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses		$ (50,338,759)	$ (11,768,315)	$ (15,273,231)
Equity in loss of subsidiaries	$ 1,911,840	(1,911,840)
Net loss		(238,118,837)	(12,685,321)	(13,257,849)
Total comprehensive loss attributable to NIP Group Inc.		(202,232,997)	(28,637,365)	(8,004,774)
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Financial income(expense), net		(124,654)	34,650	26,175
General and administrative expenses		(38,562,989)	(1,215,614)	(694,745)
Equity in loss of subsidiaries		(196,880,290)	(11,508,821)	(12,589,459)
Net loss		(237,479,773)	(12,689,785)	(13,258,029)
Total comprehensive loss attributable to NIP Group Inc.		$ (202,232,997)	$ (28,637,365)	$ (8,004,774)